GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance at beginning of period	$ 14,713	$ 14,977
Additions	581	17
Translation	475	(281)
Balance at end of period	15,769	14,713
Electrical Americas
Goodwill [Roll Forward]
Balance at beginning of period	7,396	7,415
Additions	581	17
Translation	33	(35)
Balance at end of period	8,010	7,396
Electrical Global
Goodwill [Roll Forward]
Balance at beginning of period	3,842	4,038
Additions	0	0
Translation	314	(196)
Balance at end of period	4,156	3,842
Aerospace
Goodwill [Roll Forward]
Balance at beginning of period	2,856	2,901
Additions	0	0
Translation	121	(45)
Balance at end of period	2,977	2,856
Mobility
Goodwill [Roll Forward]
Balance at beginning of period	619	623
Additions	0	0
Translation	7	(5)
Balance at end of period	$ 626	$ 619